Document and Entity Information	Jul. 25, 2023
Document and Entity Information [Abstract]
Document Type	424B3
Entity Registrant Name	Ares Capital Corp
Entity Central Index Key	0001287750
Amendment Flag	true
Amendment Description	Amendment No. 1